PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) € in Millions, $ in Millions	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	€ (492)	€ (488)
Net defined benefit liability	380	411	$ 411
Of which net liability	380	411
Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	629	653
Fair value of plan assets	(492)	(488)
Deficit of funded plans	137	165
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	243	246
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	241	268
Pension Benefits | Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	629	653
Fair value of plan assets	(492)	(488)
Deficit of funded plans	137	165
Pension Benefits | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	104	103
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	139	143
Other Benefits | Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Other Benefits | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	€ 139	€ 143